Employee Benefit Expense (Details) - 12 months ended Dec. 31, 2024	MYR (RM)	USD ($)
Employee Benefit Expenses [Abstract]
Wages and salaries	RM 1,559,705	$ 348,896
Share-based compensation awards	273,635	61,211
Directors' fees	RM 6,868,607	$ 1,536,464